Pension Plans for which Abo exceeds Fair Value of Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	$ 314.2	$ 257.0
Accumulated Benefit Obligation (ABO)	262.1	198.5
Fair value of plan assets	159.4	140.5
Non-U.S.
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation (PBO)	125.0	87.6
Accumulated Benefit Obligation (ABO)	101.8	69.2
Fair value of plan assets	$ 24.7	$ 5.9